INCOME TAXES	3 Months Ended	6 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES
7. INCOME TAXES

The Company’s PRC enterprise income tax is calculated based on taxable income determined under PRC GAAP at 25%.

As of December 31,2013 and March 31,2014, the Company in PRC had $40,203 and $95,157, respectively, in net operating loss carry forwards available to offset future taxable income. The deferred tax assets consist mainly of net operating loss carry forwards. Due to the uncertainty of the realization of the related deferred tax assets of $10,051 and $23,789, a reserve equal to the amount of deferred income taxes has been established at December 31, 2013 and March 31, 2014, respectively.

6. INCOME TAXES

The Company’s PRC enterprise income tax is calculated based on taxable income determined under PRC GAAP at 25%.

As of December 31,2013, the Company had $40,203 in net operating loss carry forwards available to offset future taxable income. The deferred tax assets consist mainly of net operating loss carry forwards. Due to the uncertainty of the realization of the related deferred tax assets of $10,051, and a reserve equal to the amount of deferred income taxes has been established at December 31, 2013.